Parent-Only Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash at subsidiary bank	$ 267	$ 6
Deferred tax asset	851	799
Other assets	685	485
Total assets	325,867	209,657
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	295,331	186,132
Stockholders' equity	30,536	23,525	24,435
Total liabilities and stockholders' equity	325,867	209,657
Parent Company [Member]
ASSETS
Cash at subsidiary bank	481	510
Investment in subsidiary	29,731	22,701
Deferred tax asset	318	318
Other assets	6	1
Total assets	30,536	23,530
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities		5
Stockholders' equity	30,536	23,525
Total liabilities and stockholders' equity	$ 30,536	$ 23,530